Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Cash Flow From Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities	$ 84	$ 640	[1]	$ 883	[1],[2]
Cash flow from investing activities	(13)	(77)	[1]	(109)	[1],[2]
Cash flow from financing activities	(6)	(24)	[1]	(19)	[1],[2]
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities	84	640		883
Cash flow from investing activities	10,838	219
Cash flow from financing activities	(6)	(24)		(19)
Net increase in cash and cash equivalents	$ 10,903	$ 758		$ 755

[1]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.